UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2016

Date of reporting period: January 31, 2016

Item 1. Report to Stockholders.

Coho Relative Value Equity Fund

Advisor Class Shares — cohox
Institutional Class Shares — cohix

Semi-Annual Report

January 31, 2016

COHO RELATIVE VALUE EQUITY FUND

Dear Fellow Shareholders:

As January 31, 2016 marks the end of the Coho Relative Value Equity Fund’s most recent semi-annual period, we are pleased to provide you with an update on the Fund. At Coho Partners, Ltd., we remain committed to achieving the Fund’s investment objectives and providing our shareholders with open and active communication so they may gain a clear understanding of our investment process, the Fund’s performance results and our most recent thoughts on the economy and the equity markets.

FUND PERFORMANCE REVIEW

From August 1, 2015 to January 31, 2016, the Fund’s Advisor Class and Institutional Class have returned -5.19% and -5.29%, respectively, versus -6.77% for the S&P 500® Index and -8.63% for the Russell 1000® Value Index. The Fund’s outperformance for the period was driven primarily by positive stock selection, with the majority of the Fund’s holdings outperforming the broader indices during the semi-annual period. The Fund manager was encouraged to see the Fund provided relative downside protection during what has been a volatile period of stock market performance.

From a sector perspective versus the S&P 500® Index, the Fund’s overweight position in Consumer Staples and underweight position in Financials were the largest contributors to relative performance. The Fund’s biggest detractors at the sector level came from an overweight position in Health Care and an underweight position in Information Technology. In total, the Fund’s sector orientation didn’t have much of an impact on relative performance.

The top five contributors to relative performance were The J.M Smucker Company, Microchip Technology Inc., Sysco Corporation, Reynolds American Inc. and Philip Morris International Inc. during the period. The five largest individual detractors during the period were State Street Corporation, Gilead Sciences Inc., Cullen/Frost Bankers Inc., Abbott Laboratories and Wal-Mart Stores Inc.

MARKET REVIEW

Looking back on 2015, we are reminded of the famous Forrest Gump quote “Life is like a box of chocolates. You never know what you’re going to get.” The year was filled with some “highs” and some “lows” and when all the dust settled, many benchmarks finished not far from where they began the year. For the Fund’s semi-annual period, we continued to see a divergence in performance across various investment “styles” in the market. Continued weakness in commodities market drove weak performance in both the Energy and the Materials sector during the period. The Financials sector has also struggled to keep up with the broader market as these companies faced headwinds from lower interest rates and growing compliance costs. This combination of weakness in Energy, Materials and Financials has weighed on “value style” benchmarks such as the Russell 1000 Value Index because of their larger exposures to these specific industries in the market.

Investors’ fears about a slowing global economy, weakness in the Energy market and uncertain interest rate policy decisions from the Federal Reserve was enough to keep the stock market on its heels for most of

COHO RELATIVE VALUE EQUITY FUND

2015. China’s economic growth has definitely been slowing, but still likely growing at a rate in the mid-single digits, down from 7% or so. While China is important to global economic growth at the margin, the U.S. economy, in our view of all the major industrialized nations, is least exposed to a slow down in China. The drop in oil prices appears to be mostly driven by an oversupply problem rather than a lack of demand, and lower energy prices have powerful offsetting positive implications for global consumers, transportation costs and even geopolitics. The U.S. industrial sector has gotten caught up in lower exports to China, declining oil capital expenditures and the rising U.S. dollar. We have been feeling for some time that overall market profits were going to be pressured by the dramatic declines in everything energy related and the increasing dollar. Adding all this together, our feeling is that the U.S. is experiencing greater stock market uncertainty and volatility surrounding a profits slowdown versus a pending recession and outright bear market.

While the industrial sector, which represents about 12% of the U.S. economy has faltered somewhat, the U.S. consumer, which represents about 70% of our economy has continued to flourish. Higher real incomes, a tight job market and a strong dollar are all positives for the U.S. consumer. The positive effects of lower energy/commodity prices on consumer real incomes and lower raw material costs used by corporations in the goods they produce, while meaningful, have not been enough yet to fully offset the negative impacts from dramatically lower energy prices in sectors such as Energy, Industrials and Materials. However, we do expect that lower energy prices will be a net benefit to the economy over the longer-term. We’ve seen some strong consumer spending in areas such as new automobile sales, but has not really experienced the broad spending gains as in previous recoveries. One of the areas for a potential upside surprise could be that 2016 is the year the U.S. consumer “breaks out” because the unemployment rate is down, wages are trending up, inflation has been controlled and consumers’ net worth is up.

With the Federal Reserve now starting to increase the Fed Funds Rate, which some have called tightening, is indeed indicating that monetary policy is now less “easy” at the margin. We think it’s highly likely that this “tightening” could be a very slow and deliberate process in 2016, and therefore unlikely to have much impact on valuation multiples or market fundamentals for that matter. As such, given the outlook for flattish earnings and multiples in 2016, this year could look very similar to last. As we write this letter, it may also be a bit of an uphill battle for the rest of 2016 as it was not a “Happy New Year” with the S&P 500® Index declining almost 5% in January.

FUND ADVISOR OUTLOOK

We will remain in our traditional posture of overweighting “demand defensive” companies while continuing to have some “economically sensitive” exposure, but only to what we view as the most high quality companies within the more economically sensitive areas of the market. We expect dividend yield could supply a good portion of the Fund’s total rate of return, so we will also remain focused on companies that pay a dividend and more importantly, those that have shown the ability to grow it annually. In 2015, the Fund’s holdings with the exception of Chevron Corp., Royal Dutch Shell PLC and Omnicom Group Inc. increased their dividends. Based on analysts’ 2016 projection for dividend income growth of the S&P 500 Index versus analysts’ projection for dividend income growth of securities currently in the Fund’s portfolio, the Fund may be in a good position to potentially outperform the broad market.

COHO RELATIVE VALUE EQUITY FUND

If the companies held by the Fund can consistently grow their earnings, and share that incremental earnings power with the shareholders through annual dividend increases and opportunistic share buybacks, then from these levels we are confident that current valuations can rise. Our focus remains on the long term operating and financial strategies of the Fund’s portfolio companies. From our vantage point, the companies have been performing well but unfortunately, we alone do not set the stock prices, but with patience and time as our ally, we see the potential for better returns ahead.

We thank you for your investment and continued confidence in the Coho Relative Value Equity Fund and we look forward to serving your interests over the many quarters and years to come.

Sincerely,
Coho Partners, Ltd.

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. The Fund may have a relatively high concentration of assets in a single or small number of issuers, which may reduce its diversification and result in increased volatility. The Fund may invest in mid cap companies, which involve additional risks such as limited liquidity and greater volatility than larger capitalization companies. Investments in securities of foreign issuers involve risks not ordinarily associated with investment in securities and instruments of U.S. issuers, including risks relating to political, social and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies. The market price of the shares of an ETF will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market of an ETF’s shares may not develop and market trading in the shares of the ETF may be halted under certain circumstances. The principal value and investment return of an investment will fluctuate so an investor’s shares, when redeemed, may be worth more or less than the initial investment.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the schedule of investments section in this report for a full listing of the Fund’s holdings.

The S&P 500 Index is a stock market index based on the market capitalizations of 500 leading companies publicly traded in the U.S. stock market, as determined by Standard & Poor’s. You cannot invest directly in an index.

The Russell 1000® Value Index measures the performance of those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

The Coho Relative Value Equity Fund is distributed by Quasar Distributors, LLC.

COHO RELATIVE VALUE EQUITY FUND

VALUE OF $10,000 INVESTMENT (UNAUDITED)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

ANNUALIZED RATES OF RETURN (%) – AS OF JANUARY 31, 2016

	One Year	Since Inception(1)
Coho Relative Value Equity Fund – Advisor Class	-1.85%	7.28%
Coho Relative Value Equity Fund – Institutional Class	-1.88%	7.34%
Russell 1000 Value Index(2)	-5.00%	4.88%
S&P 500 Index(3)	-0.67%	8.07%

(1)	Period from Fund inception through January 31, 2016. The Advisor Class shares commenced operations on August 14, 2013 and Institutional Class shares commenced operations on May 15, 2014. Performance shown for the Institutional Class prior to inception of the Institutional Class shares is based on the performance of the Advisor Class shares, adjusted for the lower expenses applicable to Institutional Class shares.

(2)	The Russell 1000 Index is a float-adjusted capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. equity market and includes securities issued by the approximately 1,000 largest issuers in the Russell 3000® Index. The Russell 1000 Value Index measures the performance of equity securities of Russell 1000 Index issuers with lower price-to-book ratios and lower forecasted growth. This Index cannot be invested in directly.

(3)	The Standard & Poor’s 500 Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. This Index cannot be invested in directly.

COHO RELATIVE VALUE EQUITY FUND

EXPENSE EXAMPLE (UNAUDITED)
JANUARY 31, 2016

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 – January 31, 2016).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	08/01/2015	01/31/2016	08/01/2015 – 01/31/2016
Advisor Class Actual(2)	$1,000.00	$948.10	$4.60
Advisor Class Hypothetical (5% annual return
before expenses)	$1,000.00	$1,020.41	$4.77

Institutional Class Actual(2)	$1,000.00	$947.10	$3.87
Institutional Class Hypothetical (5% annual return
before expenses)	$1,000.00	$1,021.17	$4.01

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period of 0.94% and 0.79% for the Advisor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.
(2)	Based on the actual returns for the six-month period ended January 31, 2016 of -5.19% and -5.29% for the Advisor Class and Institutional Class, respectively.

COHO RELATIVE VALUE EQUITY FUND

SECTOR ALLOCATION (UNAUDITED)
AS OF JANUARY 31, 2016(1)
(% OF NET ASSETS)

TOP TEN EQUITY HOLDINGS (UNAUDITED)
AS OF JANUARY 31, 2016(1)
(% OF NET ASSETS)

Philip Morris International	4.6%
Amgen	4.6
Omnicom Group	4.5
CVS Caremark	4.4
Illinois Tool Works	4.3
Microchip Technology	4.2
Dollar General	4.1
W.W. Grainger	4.0
Johnson & Johnson	3.6
UnitedHealth Group	3.5

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

COHO RELATIVE VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2016

	Shares	Value
COMMON STOCKS - 94.3%
Consumer Discretionary — 10.5%
Dollar General	143,386	$10,762,553
Lowe’s Companies	73,045	5,234,405
Omnicom Group	162,323	11,906,392
		27,903,350
Consumer Staples — 17.9%
CVS Caremark	121,742	11,759,060
JM Smucker	54,108	6,943,139
Philip Morris International	136,622	12,297,346
Procter & Gamble	108,216	8,840,165
Reynolds American	156,371	7,810,731
		47,650,441
Energy — 7.4%
Chevron	54,108	4,678,719
Occidental Petroleum	123,095	8,472,629
Royal Dutch Shell — ADR	147,444	6,477,215
		19,628,563
Financials — 10.6%
Aflac	110,921	6,428,981
Cullen/Frost Bankers	85,220	4,078,629
Marsh & McLennan Companies	170,439	9,089,512
State Street	152,854	8,518,554
		28,115,676
Health Care # — 29.0%
Abbott Laboratories	190,730	7,219,130
AmerisourceBergen	100,776	9,025,499
Amgen	79,133	12,085,983
Baxter International	180,585	6,609,411
Becton, Dickinson & Co.	58,166	8,455,591
Gilead Sciences	110,921	9,206,443
Johnson & Johnson	91,983	9,606,705
Perrigo	37,875	5,475,967
UnitedHealth Group	81,162	9,346,616
		77,031,345

See Notes to the Financial Statements

COHO RELATIVE VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
JANUARY 31, 2016

	Shares	Value
Industrials — 11.8%
3M	60,871	$9,191,521
Illinois Tool Works	127,153	11,452,671
W.W. Grainger	54,108	10,642,502
		31,286,694
Information Technology — 7.1%
Automatic Data Processing	94,689	7,867,709
Microchip Technology	246,190	11,031,774
		18,899,483
Total Common Stocks
(Cost $263,707,017)		250,515,552

SHORT-TERM INVESTMENT — 4.5%
Invesco Treasury Portfolio, Institutional Class, 0.18% ^
(Cost $12,019,091)	12,019,091	12,019,091

Total Investments — 98.8%
(Cost $275,726,108)		262,534,643
Other Assets and Liabilities, Net — 1.2%		3,230,679
Total Net Assets — 100.0%		$265,765,322

#	The Fund is significantly invested in this sector and therefore is subject to additional risks. See Note 9 in Notes to Financial Statements.
^	The rate shown is the annualized seven day effective yield as of January 31, 2016.
ADR — American Depositary Receipt

See Notes to the Financial Statements

COHO RELATIVE VALUE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JANUARY 31, 2016

ASSETS:
Investments, at value
(cost $275,726,108)	$262,534,643
Dividends & interest receivable	245,764
Receivable for capital shares sold	5,990,867
Prepaid expenses	46,947
Total assets	268,818,221

LIABILITIES:
Payable for investment securities purchased	2,118,291
Payable for capital shares redeemed	709,947
Payable to adviser	141,434
Payable for fund administration & accounting fees	36,676
Payable for compliance fees	2,073
Payable for custody fees	8,900
Payable for transfer agent fees & expenses	9,067
Payable for trustee fees	3,356
Accrued shareholder service fees	11,868
Accrued expenses	11,287
Total liabilities	3,052,899

NET ASSETS	$265,765,322

NET ASSETS CONSIST OF:
Paid-in capital	$276,406,203
Accumulated undistributed net investment income	976,390
Accumulated undistributed net realized gain on investments	1,574,194
Net unrealized depreciation on investments	(13,191,465)
Net Assets	$265,765,322

	Advisor Class	Institutional Class
Net Assets	$183,584,048	$82,181,274
Shares issued and outstanding(1)	16,137,387	7,219,354
Net asset value, redemption price and offering price per share(2)	$11.38	$11.38

(1)	Unlimited shares authorized without par value
(2)	A redemption fee of 2.00% is assessed against shares redeemed within 60 days of purchase.

See Notes to the Financial Statements

COHO RELATIVE VALUE EQUITY FUND

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JANUARY 31, 2016

INVESTMENT INCOME:
Dividend income	$3,384,201
Less: Foreign taxes withheld	(42,179)
Interest income	2,891
Total investment income	3,344,913

EXPENSES:
Investment adviser fees (See Note 4)	1,007,933
Fund administration & accounting fees (See Note 4)	116,920
Shareholder servicing fees - Advisor Class (See Note 5)	73,868
Federal & state registration fees	30,644
Transfer agent fees & expenses (See Note 4)	30,108
Custody fees (See Note 4)	19,160
Audit fees	8,212
Postage & printing fees	6,524
Compliance fees (See Note 4)	6,072
Legal fees	5,788
Trustee fees (See Note 4)	5,640
Other	4,660
Total expenses before interest expense on line of credit	1,315,529
Interest expense on line of credit	341
Total expenses before reimbursement	1,315,870
Less: waiver from investment adviser (See Note 4)	(113,661)
Net expenses	1,202,209

NET INVESTMENT INCOME	2,142,704

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	1,671,367
Net change in unrealized depreciation on investments	(18,279,057)

Net realized and unrealized loss on investments	(16,607,690)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,464,986)

See Notes to the Financial Statements

COHO RELATIVE VALUE EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2016	Year Ended
	(Unaudited)	July 31, 2015
OPERATIONS:
Net investment income	$2,142,704	$2,423,182
Net realized gain on investments	1,671,367	4,435,739
Net change in unrealized appreciation (depreciation)
on investments	(18,279,057)	2,705,217
Net increase (decrease) in net assets resulting from operations	(14,464,986)	9,564,138

CAPITAL SHARE TRANSACTIONS:
Advisor Class:
Proceeds from shares sold	52,319,391	149,069,608
Proceeds from reinvestment of distributions	4,622,717	1,015,559
Payments for shares redeemed	(40,915,956)	(19,884,857)
Redemption fees	161,229	9,137
Increase in net assets resulting from Advisor Class transactions	16,187,381	130,209,447
Institutional Class:
Proceeds from shares sold	17,989,446	76,116,007
Proceeds from reinvestment of distributions	1,735,105	455,095
Payments for shares redeemed	(13,602,510)	(10,847,459)
Redemption fees	2,632	129
Increase in net assets resulting from Institutional Class transactions	6,124,673	65,723,772
Net increase in net assets resulting from capital share transactions	22,312,054	195,933,219

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Advisor Class	(1,974,851)	(645,767)
Institutional Class	(970,181)	(352,160)
From net realized gains:
Advisor Class	(2,889,653)	(434,113)
Institutional Class	(1,347,198)	(219,693)
Total distributions to shareholders	(7,181,883)	(1,651,733)

TOTAL INCREASE IN NET ASSETS	665,185	203,845,624

NET ASSETS:
Beginning of period	265,100,137	61,254,513
End of period (including accumulated undistributed net
investment income of $976,390 and $1,778,718 respectively)	$265,765,322	$265,100,137

See Notes to the Financial Statements

COHO RELATIVE VALUE EQUITY FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended		For The Period
	January 31, 2016	Year Ended	Inception Through
	(Unaudited)	July 31, 2015	July 31, 2014(2)
Advisor Class(1)
PER SHARE DATA:(3)
Net asset value, beginning of period	$12.33	$11.36	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.09	0.11	0.11
Net realized and unrealized gain (loss)
on investments	(0.73)	1.03	1.29
Total from investment operations	(0.64)	1.14	1.40

LESS DISTRIBUTIONS:
Dividends from net investment income	(0.13)	(0.10)	(0.04)
Dividends from net realized gains	(0.19)	(0.07)	— (4)
Total distributions	(0.32)	(0.17)	(0.04)

Paid-in capital from redemption fees	0.01	— (4)	— (4)

Net asset value, end of period	$11.37	$12.33	$11.36

TOTAL RETURN(5)	(5.19)%	10.01%	14.03%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$183,584	$182,264	$46,670

Ratio of expenses to average net assets:
Before expense reimbursement(6)	1.00%	1.06%	1.78%
After expense reimbursement(6)	0.94%	0.94%	0.94%

Ratio of net investment income to average net assets:
Before expense reimbursement(6)	1.49%	1.35%	0.62%
After expense reimbursement(6)	1.55%	1.47%	1.46%

Portfolio turnover rate(5)	22%	13%	17%

(1)	Prior to March 31, 2014, Advisor Class shares were known as Institutional Class shares.
(2)	Inception date of the Advisor Class was August 14, 2013.
(3)	For an Advisor Class Share outstanding for the entire period.
(4)	Amount per share is less than $0.01.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.

See Notes to the Financial Statements

COHO RELATIVE VALUE EQUITY FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended		For The Period
	January 31, 2016	Year Ended	Inception Through
	(Unaudited)	July 31, 2015	July 31, 2014(1)
Institutional Class
PER SHARE DATA:(2)
Net asset value, beginning of period	$12.35	$11.36	$11.01

INVESTMENT OPERATIONS:
Net investment income	0.09	0.15	0.03
Net realized and unrealized gain (loss)
on investments	(0.73)	1.02	0.32
Total from investment operations	(0.64)	1.17	0.35

LESS DISTRIBUTIONS:
Dividends from net investment income	(0.14)	(0.11)	—
Dividends from net realized gains	(0.19)	(0.07)	—
Total distributions	(0.33)	(0.18)	—

Paid-in capital from redemption fees	— (3)	— (3)	—

Net asset value, end of period	$11.38	$12.35	$11.36

TOTAL RETURN(4)	(5.29)%	10.26%	3.18%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$82,181	$82,836	$14,584

Ratio of expenses to average net assets:
Before expense reimbursement(5)	0.92%	0.99%	1.36%
After expense reimbursement(5)	0.79%	0.79%	0.79%

Ratio of net investment income to average net assets:
Before expense reimbursement(5)	1.57%	1.42%	1.05%
After expense reimbursement(5)	1.70%	1.62%	1.62%

Portfolio turnover rate(4)	22%	13%	17%

(1)	Inception date of the Institutional Class was May 15, 2014.
(2)	For an Institutional Class Share outstanding for the entire period.
(3)	Amount per share is less than $0.01.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements

COHO RELATIVE VALUE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JANUARY 31, 2016

1. ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Coho Relative Value Equity Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is total return. The Fund commenced operations on August 14, 2013. Costs incurred by the Fund in connection with the organization, registration, and the initial public offering of shares were paid by Coho Partners, Ltd. (the “Adviser”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Board Codification Topic 946 Financial Services - Investment Companies. The Fund currently offers two classes of shares, the Advisor Class and Institutional Class. Advisor Class shares are subject up to a 0.15% shareholder servicing fee. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended January 31, 2016, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended January 31, 2016, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are

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JANUARY 31, 2016

caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Shareholder servicing fees are expensed at an annual rate up to 0.15% of average daily net assets of Advisor Class shares (See Note 5). Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1	–	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2	–	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	–	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.

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JANUARY 31, 2016

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mutual Funds – Investments in other mutual funds, including money market funds, are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share. The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of January 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$250,515,552	$—	$—	$250,515,552
Short-Term Investment	12,019,091	—	—	12,019,091
Total Investments in Securities	$262,534,643	$—	$—	$262,534,643

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2016, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the year. Refer to the Schedule of Investments for further information on the classification of investments.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 0.94% and 0.79% of the average daily net assets of the Advisor Class shares and Institutional Class shares,

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JANUARY 31, 2016

respectively. Fees waived and expenses reimbursed by the Advisor may be recouped by the Advisor for a period of three fiscal years following the fiscal year during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred. The Operating Expense Limitation Agreement cannot be terminated through at least November 27, 2016. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
7/31/2017	$222,589
7/31/2018	$230,091
7/31/2019	$113,661

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals; and serves as the Fund’s fund accountant and transfer agent. The officers of the Trust and the Chief Compliance Officer are employees of the Administrator. A Trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended January 31, 2016, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator. A Trustee of the Trust is an interested person of the Distributor.

5. SHAREHOLDER SERVICING FEES

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of the Advisor Class. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the period ended January 31, 2016, the Advisor Class incurred $73,868 of shareholder servicing fees under the Agreement.

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JANUARY 31, 2016

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Six Months Ended
	January 31, 2016	Year Ended
	(Unaudited)	July 31, 2015
Advisor Class:
Shares sold	4,462,200	12,202,956
Shares issued to holders in reinvestment of dividends	387,812	82,232
Shares redeemed	(3,489,937)	(1,617,669)
Net increase in Advisor Class shares	1,360,075	10,667,519

Institutional Class:
Shares sold	1,499,070	6,259,881
Shares issued to holders in reinvestment of dividends	145,441	36,820
Shares redeemed	(1,132,095)	(873,147)
Net increase in Institutional Class shares	512,416	5,423,554
Net increase in shares outstanding	1,872,491	16,091,073

7. INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended January 31, 2016, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$73,904,383	$56,990,166

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JANUARY 31, 2016

8. INCOME TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at July 31, 2015, the Fund’s most recent fiscal year end, were as follows:

Aggregate	Aggregate		Federal
Gross	Gross	Net	Income
Appreciation	Depreciation	Appreciation	Tax Cost
$14,754,489	$(9,763,808)	$4,990,681	$258,568,066

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

At July 31, 2015, the most recently completed fiscal year end, components of accumulated earnings (deficit) on a tax-basis were as follows:

Undistributed	Undistributed	Other		Total
Ordinary	Long-Term	Accumulated	Unrealized	Accumulated
Income	Capital Gains	Losses	Appreciation	Earnings
$3,839,809	$2,175,498	$ —	$4,990,681	$11,005,988

As of July 31, 2015, the Fund had no capital loss carryovers.

The tax character of distributions paid for the period ended January 31, 2016, were as follows:

Ordinary	Long Term
Income*	Capital Gains	Total
$5,006,316	$2,175,567	$7,181,883

The tax character of distributions paid for the year ended July 31, 2015, were as follows:

Ordinary	Long Term
Income*	Capital Gains	Total
$1,542,862	$108,871	$1,651,733

*For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

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JANUARY 31, 2016

9. SECTOR RISK

As of January 31, 2016, the Fund had a significant portion of its assets invested in the Health Care sector. Companies in this sector are subject to litigation, intellectual property issues, competition, government regulation, product approval or rejection and product obsolescence.

10. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of January 31, 2016, Charles Schwab & Co., for the benefit of its customers, owned 54.7% of the outstanding shares of the Fund.

11. LINE OF CREDIT

The Fund established an unsecured Line of Credit (“LOC”) in the amount of $5,500,000 or 33.33% of the fair value of the Fund’s investments, whichever is less. The LOC matures unless renewed, on July 28, 2016. This LOC is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian U.S. Bank, N.A. Interest is charged at the prime rate. The interest rate during the period was 3.50%. The Fund has authorized U.S. Bank to charge any of the Fund’s accounts for any missed payments. For the period ended January 31, 2016, the Fund’s Credit Facility activity is as follows:

		Amount			Date
Credit Facility	Average	Outstanding as of	Interest	Maximum	of Maximum
Agent	Borrowings	January 31, 2016	Expense	Borrowing	Borrowing
U.S Bank N.A.	$19,038	$ —	$341	$3,001,000	12/21/2015

COHO RELATIVE VALUE EQUITY FUND

ADDITIONAL INFORMATION (UNAUDITED)

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-866-264-6234.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-866-264-6234. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-866-264-6234, or (2) on the SEC’s website at www.sec.gov.

COHO RELATIVE VALUE EQUITY FUND

PRIVACY NOTICE (UNAUDITED)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund. If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund. All shareholder records will be disposed of in accordance with applicable law. The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Coho Partners, Ltd.
300 Berwyn Park
801 Cassatt Road, Suite 100
Berwyn, PA 19312

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME 04104

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-866-264-6234.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ James R. Arnold
James R. Arnold, President

Date	April 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James R. Arnold
James R. Arnold, President

Date	April 5, 2016

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date	April 5, 2016

* Print the name and title of each signing officer under his or her signature.